MARKETABLE SECURITIES (Narrative) (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Investments, Debt and Equity Securities [Abstract]
Proceeds from maturity of marketable securities	$ 8,970	$ 21,643